Nature of Business and Organization and Basis of Presentation (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			3 Months Ended		12 Months Ended
	Jan. 01, 2022 USD ($)	Oct. 29, 2021 USD ($)	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2022 CNY (¥)
Nature of Business and Organization and Basis of Presentation (Details) [Line Items]
Proceeds from Issuance of Common Stock						$ 229,583
Share-Based Payment Arrangement, Expense			$ 15,102	$ 3,346
Amortization of operating lease right-of-use assets and intangible assets						400
Pre-paid software subscriptions						4,600
Prepaid other noncurrent asset						200
Insurance limits					$ 250		¥ 500
Right of use assets			18,911		19,588
Operating lease liabilities				$ 8,206	21,865
Recognition of gain from sales leaseback transaction		$ 3,500			$ 300
Accrued expenses and other current liabilities reclassified	$ 12,600
Accumulated deficit	20,300
Revision of Prior Period, Adjustment [Member]
Nature of Business and Organization and Basis of Presentation (Details) [Line Items]
Share-Based Payment Arrangement, Expense			$ 1,800
Accounting Standards Update 2016-02 [Member]
Nature of Business and Organization and Basis of Presentation (Details) [Line Items]
Right of use assets	11,200
Operating lease liabilities	11,200
Recognition of gain from sales leaseback transaction	$ 3,400
Common Class A [Member]
Nature of Business and Organization and Basis of Presentation (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares) | shares			76,140,000		89,152,131
Shares Issued, Price Per Share (in Dollars per share) | $ / shares			$ 10		$ 10
Proceeds from Issuance of Common Stock			$ 761,400